Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Condensed Consolidated Statements of Operations (Unaudited)
Revenues	$ 87,200	$ 2,121	$ 594,563	$ 16,563
Cost Of Revenues	(41,078)	(1,249)	(184,181)	(11,277)
Gross Margin	46,122	872	410,382	5,286
Operating Expenses:
Research And Development Expenses	1,577,454		1,920,645	389
Selling, General And Administrative Expenses	551,730	522,981	2,357,163	1,445,332
Total Operating Expenses	2,129,184	522,981	4,277,808	1,445,721
Operating loss	(2,083,062)	(522,109)	(3,867,426)	(1,440,435)
Non-operating income and expenses, net
Interest expenses, net	(16,687)	(11,897)	(18,689)	(10,185)
Other losses	(146)		(2,547)	(3)
Total non-operating income and expenses, net	(16,833)	(11,897)	(21,236)	(10,188)
Net loss	$ (2,099,895)	$ (534,006)	$ (3,888,661)	$ (1,450,623)
Basic and diluted net loss per average share available to common shareholders	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.04)
Weighted average common shares outstanding- basic and diluted	144,379,308	42,066,172	113,270,245	40,730,934